Schedule of short-term debt (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Bank loan payable to Taiwan Banks	$ 405,913	$ 413,351	$ 396,223